FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288
                                   ---------

                      Franklin Strategic Mortgage Portfolio
                      -------------------------------------
               (Exact name of registrant as specified in charter)

           One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/05
                           --------



Item 1. Schedule of Investments.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 107.8%
       MORTGAGE-BACKED SECURITIES 86.4%
    (a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 3.8%
       FHLMC, 4.75%, 4/01/17 ...............................................................      $   102,110      $    103,552
       FHLMC, 5.00%, 11/01/16 ..............................................................          622,593           630,155
       FHLMC, 5.092%, 5/01/20 ..............................................................          360,185           366,286
       FHLMC, 5.182%, 7/01/22 ..............................................................        2,172,690         2,221,525
       FHLMC, 5.192%, 5/01/22 ..............................................................          229,092           235,725
       FHLMC, 5.195%, 9/01/27 ..............................................................          335,641           342,306
       FHLMC, 5.218%, 1/01/32 ..............................................................          436,785           447,386
       FHLMC, 5.25%, 4/01/18 ...............................................................          157,990           162,516
       FHLMC, 5.323%, 4/01/24 ..............................................................          438,466           444,468
       FHLMC, 5.335%, 10/01/18 .............................................................          321,486           326,491
       FHLMC, 5.408%, 7/01/24 ..............................................................          396,885           409,221
       FHLMC, 5.419%, 11/01/25 .............................................................          142,024           145,422
       FHLMC, 5.616%, 11/01/25 .............................................................          708,189           727,710
       FHLMC, 5.673%, 12/01/30 .............................................................          282,631           292,169
       FHLMC, 5.717%, 5/01/30 ..............................................................          556,772           571,027
       FHLMC, 5.753%, 3/01/19 ..............................................................          307,732           314,606
       FHLMC, 5.838%, 1/01/28 ..............................................................          489,507           505,059
       FHLMC, 5.967%, 7/01/30 ..............................................................          755,981           766,787
       FHLMC, 6.145%, 8/01/31 ..............................................................          126,311           126,212
       FHLMC, 6.238%, 1/01/31 ..............................................................          607,760           624,947
       FHLMC, 6.501%, 4/01/30 ..............................................................        3,034,358         3,089,329
       FHLMC, 6.689%, 4/01/31 ..............................................................           71,560            74,315
       FHLMC, 6.871%, 11/01/19 .............................................................          284,454           295,053
                                                                                                                   ------------
                                                                                                                     13,222,267
                                                                                                                   ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 32.3%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 .................................................        6,365,343         6,210,672
       FHLMC Gold 15 Year, 4.50%, 10/01/18 .................................................        3,732,175         3,641,227
       FHLMC Gold 15 Year, 4.50%, 11/01/18 .................................................        4,744,637         4,629,017
       FHLMC Gold 15 Year, 4.50%, 11/01/18 - 3/01/20 .......................................        7,526,166         7,335,045
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .......................................        5,055,623         5,014,563
       FHLMC Gold 15 Year, 5.50%, 10/01/18 - 4/01/19 .......................................        2,952,928         2,972,550
       FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ........................................            7,084             7,260
       FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ........................................            8,574             8,865
       FHLMC Gold 15 Year, 7.50%, 4/01/10 ..................................................            3,393             3,545
       FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .......................................          167,608           175,139
       FHLMC Gold 20 Year, 6.50%, 2/01/19 ..................................................          943,177           975,858
       FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35 .......................................        6,208,510         6,016,015
    (b)FHLMC Gold 30 Year, 5.00%, 1/01/34 ..................................................       12,188,000        11,799,508
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ..................................................        4,150,884         4,019,871
       FHLMC Gold 30 Year, 5.00%, 7/01/35 ..................................................        4,592,409         4,447,461
       FHLMC Gold 30 Year, 5.50%, 9/01/33 ..................................................          681,070           676,699
    (b)FHLMC Gold 30 Year, 5.50%, 1/01/34 ..................................................       17,000,000        16,845,946
       FHLMC Gold 30 Year, 5.50%, 1/01/35 ..................................................       15,004,706        14,886,353
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ........................................          834,806           844,254
       FHLMC Gold 30 Year, 6.00%, 8/01/34 ..................................................        5,405,039         5,461,211
       FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 .......................................        1,631,205         1,679,150
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 7/01/32 ........................................        5,494,062         5,730,980


                                          Quarterly Statement of Investments | 3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONT.)
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .......................................      $ 1,554,283      $  1,631,598
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ........................................          236,475           252,801
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .......................................          664,025           710,588
       FHLMC Gold 30 Year, 9.00%, 9/01/30 ..................................................          673,586           742,101
       FHLMC Gold 30 Year, 9.25%, 12/01/08 .................................................           67,459            68,488
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .......................................        1,903,803         2,089,855
       FHLMC PC 20 Year, 8.50%, 5/01/17 ....................................................        1,544,113         1,658,809
       FHLMC PC 25 Year, 9.25%, 8/01/14 ....................................................            7,683             8,304
       FHLMC PC 25 Year, 9.50%, 12/01/09 ...................................................           77,680            81,570
       FHLMC PC 30 Year, 8.00%, 4/01/08 ....................................................            4,135             4,257
       FHLMC PC 30 Year, 8.50%, 2/01/17 ....................................................           16,004            17,263
       FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ..........................................            5,957             6,304
       FHLMC PC 30 Year, 9.125%, 9/01/17 ...................................................            4,661             5,036
       FHLMC PC 30 Year, 9.25%, 3/01/10 ....................................................              560               567
       FHLMC PC 30 Year, 9.50%, 8/01/19 ....................................................          197,584           213,724
                                                                                                                   ------------
                                                                                                                    110,872,454
                                                                                                                   ------------
    (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 8.8%
       FNMA, 4.222%, 1/01/18 ...............................................................        3,140,425         3,149,454
       FNMA, 4.238%, 9/01/33 ...............................................................        3,127,372         2,951,595
       FNMA, 4.271%, 1/01/35 ...............................................................        1,083,942         1,083,884
       FNMA, 4.623%, 10/01/19 ..............................................................          569,019           569,413
       FNMA, 4.664%, 6/01/25 ...............................................................          280,257           285,637
       FNMA, 4.737%, 10/01/32 ..............................................................        4,055,073         4,052,306
       FNMA, 4.804%, 7/01/17 ...............................................................          268,229           269,868
       FNMA, 4.832%, 7/01/14 ...............................................................          549,631           557,653
       FNMA, 4.841%, 11/01/34 ..............................................................          247,321           249,275
       FNMA, 4.928%, 4/01/27 ...............................................................          368,920           379,408
       FNMA, 4.943%, 8/01/26 ...............................................................          387,642           392,193
       FNMA, 5.011%, 12/01/31 ..............................................................          250,298           255,941
       FNMA, 5.072%, 5/01/25 ...............................................................           16,371            16,510
       FNMA, 5.175%, 10/01/29 ..............................................................           33,363            34,477
       FNMA, 5.237%, 2/01/32 ...............................................................          336,513           341,645
       FNMA, 5.268%, 6/01/17 ...............................................................          211,284           212,592
       FNMA, 5.27%, 7/01/27 ................................................................          314,338           323,182
       FNMA, 5.277%, 1/01/32 ...............................................................          185,066           188,566
       FNMA, 5.301%, 4/01/21 ...............................................................          101,865           103,694
       FNMA, 5.302%, 5/01/28 ...............................................................          908,147           929,385
       FNMA, 5.341%, 8/01/29 ...............................................................           90,391            90,584
       FNMA, 5.405%, 8/01/29 ...............................................................          223,122           228,950
       FNMA, 5.449%, 5/01/21 ...............................................................          508,102           520,346
       FNMA, 5.473%, 11/01/31 ..............................................................        1,372,148         1,392,522
       FNMA, 5.483%, 11/01/28 ..............................................................          166,976           169,164
       FNMA, 5.528%, 12/01/22 ..............................................................          347,893           354,146
       FNMA, 5.547%, 8/01/27 ...............................................................          173,803           177,922
       FNMA, 5.55%, 8/01/32 ................................................................           40,521            41,484
       FNMA, 5.566%, 8/01/30 ...............................................................          207,727           212,793
       FNMA, 5.581%, 7/01/19 ...............................................................        2,482,707         2,536,385


4 | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
    (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
       FNMA, 5.608%, 4/01/18 ...............................................................      $    66,197      $     67,826
       FNMA, 5.683%, 10/01/29 ..............................................................          560,557           574,910
       FNMA, 5.832%, 7/01/25 ...............................................................          200,349           205,235
       FNMA, 5.846%, 5/01/31 ...............................................................           56,909            58,943
       FNMA, 5.869%, 5/01/27 ...............................................................          473,803           483,976
       FNMA, 5.882%, 10/01/32 ..............................................................          277,411           288,616
       FNMA, 5.915%, 1/01/17 ...............................................................          915,794           917,499
       FNMA, 5.939%, 7/01/26 ...............................................................           83,673            84,435
       FNMA, 5.995%, 5/01/30 ...............................................................          202,807           207,986
       FNMA, 6.00%, 9/01/18 ................................................................           59,642            59,563
       FNMA, 6.053%, 7/01/31 ...............................................................        1,607,951         1,630,340
       FNMA, 6.06%, 7/01/31 ................................................................          103,138           105,991
       FNMA, 6.07%, 4/01/18 ................................................................          225,190           230,305
       FNMA, 6.074%, 10/01/24 ..............................................................          533,381           546,233
       FNMA, 6.135%, 12/01/24 ..............................................................          155,274           157,775
       FNMA, 6.138%, 5/01/27 ...............................................................        1,401,264         1,429,978
       FNMA, 6.284%, 6/01/31 ...............................................................          509,612           517,982
       FNMA, 6.359%, 4/01/31 ...............................................................          144,964           147,935
       FNMA, 6.453%, 9/01/32 ...............................................................          458,726           478,728
                                                                                                                   ------------
                                                                                                                     30,265,230
                                                                                                                   ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 37.0%
       FNMA 15 Year, 5.00%, 6/01/18 - 4/01/20 ..............................................        6,872,006         6,804,026
       FNMA 15 Year, 5.00%, 7/01/18 ........................................................        5,846,128         5,794,733
       FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18 ..............................................        5,640,101         5,681,868
       FNMA 15 Year, 6.00%, 1/01/11 - 5/01/17 ..............................................        5,553,826         5,678,655
       FNMA 15 Year, 6.50%, 9/01/08 - 10/01/16 .............................................          537,572           553,153
       FNMA 15 Year, 7.00%, 11/01/11 .......................................................            1,770             1,838
       FNMA 15 Year, 7.50%, 7/01/09 - 7/01/12 ..............................................           48,499            50,885
       FNMA 20 Year, 6.50%, 5/01/16 - 5/01/19 ..............................................        5,248,824         5,438,806
       FNMA 30 Year, 5.00%, 4/01/34 ........................................................        1,649,788         1,602,283
    (b)FNMA 30 Year, 5.00%, 11/01/35 .......................................................       33,000,000        31,979,046
       FNMA 30 Year, 5.50%, 9/01/33 - 12/01/34 .............................................       12,113,624        12,025,484
       FNMA 30 Year, 5.50%, 11/01/34 .......................................................       21,983,296        21,795,954
       FNMA 30 Year, 5.50%, 12/01/35 .......................................................        6,000,000         5,944,375
    (b)FNMA 30 Year, 6.00%, 12/01/23 - 11/01/34 ............................................        5,190,232         5,240,073
       FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32 .............................................       10,490,930        10,791,242
       FNMA 30 Year, 7.00%, 6/01/24 - 10/01/32 .............................................        2,353,630         2,457,939
       FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32 ..............................................          692,048           725,706
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ..............................................          109,073           116,530
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ............................................        1,715,442         1,862,216
       FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ..............................................          516,525           547,143
       FNMA 30 Year, 9.25%, 10/01/09 .......................................................           10,415            10,561
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 .............................................          782,484           855,498
       FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 .............................................          628,731           696,501
       FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 .............................................           66,403            73,074
       FNMA 30 Year, 11.00%, 10/01/15 ......................................................           21,547            23,686
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 .............................................            5,538             6,146


                                          Quarterly Statement of Investments | 5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
       FNMA 30 Year, 12.50%, 12/01/13 ......................................................      $     1,344      $      1,496
       FNMA GL 20 Year, 10.00%, 8/01/15 ....................................................           60,637            67,220
       FNMA GL 30 Year, 9.00%, 11/01/11 ....................................................          221,369           235,218
       FNMA PL 30 Year, 10.00%, 9/01/20 ....................................................           25,467            28,338
                                                                                                                   ------------
                                                                                                                    127,089,693
                                                                                                                   ------------
    (a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
       GNMA, 4.75%, 7/20/27 ................................................................          437,390           440,329
       GNMA, 5.125%, 11/20/25 ..............................................................          137,000           138,119
                                                                                                                   ------------
                                                                                                                        578,448
                                                                                                                   ------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 4.3%
       GNMA I SF 15 Year, 7.00%, 4/15/14 ...................................................           81,301            84,879
       GNMA I SF 15 Year, 8.00%, 9/15/15 ...................................................          114,892           122,856
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 .........................................        1,012,520         1,059,073
       GNMA I SF 30 Year, 7.00%, 10/15/09 - 2/15/32 ........................................        1,792,997         1,864,690
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .......................................          166,041           175,157
       GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27 .........................................          596,691           638,919
       GNMA I SF 30 Year, 8.25%, 4/15/06 - 5/15/21 .........................................          369,972           395,254
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 .........................................          618,761           671,971
       GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 .........................................          219,732           233,845
       GNMA I SF 30 Year, 9.50%, 10/15/09 - 10/15/20 .......................................          157,541           167,937
       GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .......................................           10,636            11,885
       GNMA I SF 30 Year, 10.50%, 1/15/16 ..................................................            1,209             1,355
       GNMA II SF 15 Year, 9.00%, 8/20/06 ..................................................               69                68
       GNMA II SF 30 Year, 6.00%, 6/20/34 ..................................................        1,964,772         2,008,429
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ........................................        1,859,400         1,930,578
       GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 .......................................        2,862,064         2,986,401
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .......................................        1,924,792         2,018,139
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ........................................          273,208           291,098
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ........................................           90,969            97,862
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .......................................           13,500            14,723
       GNMA II SF 30 Year, 10.50%, 6/20/20 .................................................               29                33
                                                                                                                   ------------
                                                                                                                     14,775,152
                                                                                                                   ------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $299,999,081) ................................                        296,803,244
                                                                                                                   ------------


6 | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 21.4%
       FINANCE 21.4%
    (a)AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 4.619%, 12/22/27 ......................      $ 1,016,967      $  1,017,755
    (a)Bear Stearns Commercial Mortgage Securities II, 2005-PWR10, A4, FRN, 5.405%,
        12/11/40 ...........................................................................        3,000,000         3,055,597
       CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33 ...............        2,250,000         2,170,144
    (a)Contimortgage Home Equity Loan Trust, 1999-3, A6, FRN, 7.68%, 12/25/29 ..............          251,308           252,609
       Countrywide Asset-Backed Certificates,
         2004-7, AF4, 4.774%, 8/25/32 ......................................................        2,862,000         2,844,349
         2004-12, AF6, 4.634%, 3/25/35 .....................................................        2,850,000         2,745,189
         2004-13, AF6, 4.581%, 4/25/35 .....................................................          750,000           718,004
         2005-10, AF6, 4.915%, 2/25/36 .....................................................        3,250,000         3,152,530
         2005-11, AF4, 5.21%, 3/25/34 ......................................................        5,000,000         4,925,417
         2005-12, 2A5, 5.245%, 2/25/36 .....................................................        3,000,000         2,945,175
       Equity One ABS Inc., 2004-1, AF6, 4.205%, 4/25/34 ...................................        5,000,000         4,786,128
       FNMA, G93-33, K, 7.00%, 9/25/23 .....................................................        3,193,120         3,335,431
       GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%, 1/10/38 ..................        1,262,683         1,240,653
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36 ...........        5,000,000         5,050,072
    (a)JP Morgan Chase Commercial Mortgage Sec Corp.,
         2004-CB9, A4, FRN, 5.38%, 6/12/41 .................................................        3,779,632         3,873,174
         2004-LN2, A2, 5.115%, 7/15/41 .....................................................          557,685           555,183
    (a)Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.433%, 6/15/38 ........................        6,000,000         6,125,352
       Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%, 7/25/35 ...............        4,750,000         4,612,669
       Residential Asset Mortgage Products Inc., 2003-RS11, AI4, 4.257%, 6/25/29 ...........          500,000           498,080
       Residential Asset Securities Corp.,
         (a)2000-KS2, AII, FRN, 4.879%, 3/25/30 ............................................        1,371,422         1,372,355
            2004-KS1, AI4, 4.213%, 4/25/32 .................................................        2,500,000         2,469,307
       Residential Funding Mortgage Securities II,
         2004-HI2, A4, 5.24%, 9/25/18 ......................................................        5,000,000         4,998,101
         2005-HI1, A4, 4.70%, 8/25/34 ......................................................        4,000,000         3,914,066
    (a)Travelers Mortgage Services Inc., 1998-5A, A, FRN, 4.57%, 12/25/18 ..................          234,326           233,840
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 ...........................          100,000           103,133
       Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 .........................        6,868,000         6,777,321
                                                                                                                   ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
        (COST $75,049,688) .................................................................                         73,771,634
                                                                                                                   ------------
       TOTAL LONG TERM INVESTMENTS (COST $375,048,769)......................................                        370,574,878
                                                                                                                   ------------
       SHORT TERM INVESTMENTS 2.3%
       U.S. GOVERNMENT SECURITIES (COST $99,412) 0.0%(c)
(d),(e)U.S. Treasury Bill, 2/23/06 .........................................................          100,000            99,461
                                                                                                                   ------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $375,148,181) .............................                        370,674,339
                                                                                                                   ------------


                                          Quarterly Statement of Investments | 7

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------

       SHORT TERM INVESTMENTS (CONT.)
       MONEY FUND (COST $7,666,865) 2.3%
    (f)Franklin Institutional Fiduciary Trust Money Market Portfolio .......................        7,666,865      $  7,666,865
                                                                                                                   ------------
       TOTAL INVESTMENTS (COST $382,815,046) 110.1%.........................................                        378,341,204
       OTHER ASSETS, LESS LIABILITIES (10.1)%...............................................                        (34,705,348)
                                                                                                                   ------------
       NET ASSETS 100.0%....................................................................                       $343,635,856
                                                                                                                   ============

SELECTED PORTFOLIO ABBREVIATIONS

FRN  -  Floating Rate Note
GL   -  Government Guaranteed Loan
PC   -  Participation Certificate
PL   -  Project Loan
SF   -  Single Family

(a)   The coupon rate shown represents the rate at period end.

(b)   Security purchased on a to-be-announced basis.

(c)   Rounds to less than 0.05% of net assets.

(d)   On deposit with broker for initial margin on futures contracts.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund).

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments................................   $383,194,638
                                                      ============

Unrealized appreciation............................   $    562,706
Unrealized depreciation............................     (5,416,140)
                                                      ------------
Net unrealized appreciation (depreciation).........   $ (4,853,434)
                                                      ============

2. FINANCIAL FUTURES CONTRACTS

As December 31, 2005, the Fund has the following financial futures contracts outstanding:

------------------------------------------------------------------------------------------------
                                        NUMBER OF                      CONTRACT      UNREALIZED
CONTRACTS TO BUY                        CONTRACTS   DELIVERY DATES    FACE VALUE     GAIN (LOSS)
------------------------------------------------------------------------------------------------
U.S. Treasury Long Bond..............       50          3/01/06       $5,000,000       $95,313

------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note............       10          3/01/06       $1,000,000       $(2,891)
U.S. Treasury 10 Year Note ..........       20          3/01/06       $2,000,000       $(5,625)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By    /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006







                                   Exhibit A




I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006

/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC MORTGAGE PORTFOLIO;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer